Short-term investments (Details Narrative)	6 Months Ended
	Jun. 30, 2024 USD ($)	Jun. 30, 2024 CNY (¥)	Jun. 30, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Short-term Investments
Short term investments	$ 5,855,371		¥ 41,730,060	¥ 18,411,162
Invested in marketable securities	3,945,102	¥ 28,115,954
Profit on marketable securities	$ 2,271,993	¥ 16,192,038